Other Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Other property and equipment	$ 197,235	$ 139,903
Less accumulated depreciation	(48,024)	(35,151)
Other property and equipment, net	149,211	104,752
Natural Gas Compression Plant and Pipeline [Member]
Property, Plant and Equipment [Line Items]
Other property and equipment	129,863	96,624
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Other property and equipment	13,653	10,127
Furniture and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Other property and equipment	29,972	17,529
Land [Member]
Property, Plant and Equipment [Line Items]
Other property and equipment	3,944	2,922
Buildings and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Other property and equipment	16,158	10,874
Drilling and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Other property and equipment	$ 3,645	$ 1,827